Share-Based Compensation Plans (Details) - Schedule of share-based compensation expense included in the consolidated statements of income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share-based compensation expense included in the consolidated statements of income [Abstract]
Operating expenses	$ 73,723	$ 12,500	$ 16,035